UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5750



                      The Tax-Exempt Money Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE TAX-EXEMPT MONEY FUND OF AMERICA(SM)
Investment portfolio

June 30, 2005                                                         unaudited

                                                                                      Yield at    Principal amount     Market value
Short-term securities -- 104.26%                                                   acquisition               (000)            (000)


ALASKA -- 0.83%
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc.
   Project), Series 2003-C, 2.30% 7/1/37(1)                                               2.30%             $3,500           $3,500


ARIZONA -- 4.35%
Salt River Project Agricultural Improvement & Power Dist., TECP:
   Series B:
     2.82% 7/19/05                                                                        2.82               2,800            2,800
     2.40% 8/5/05                                                                         2.40               3,000            3,000
     2.50% 8/11/05                                                                        2.50               4,000            4,000
   Series C:
     2.70% 7/8/05                                                                         2.70               1,000            1,000
     2.85% 7/15/05                                                                        2.85               7,500            7,500


CONNECTICUT -- 1.66%
Health and Educational Facs. Auth. Rev. Bonds, Yale University Issue,
     Series S-1, TECP:
   2.50% 8/2/05                                                                           2.50               3,000            3,000
   2.50% 8/5/05                                                                           2.50               4,000            4,000


DISTRICT OF COLUMBIA -- 6.20%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series
    1999-A, AMT, TECP:
   2.95% 7/21/05                                                                          2.95               3,100            3,100
   2.75% 8/4/05                                                                           2.75               3,000            3,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP:
   2.40% 8/4/05                                                                           2.40               4,000            4,000
   2.68% 8/4/05                                                                           2.68               1,000            1,000
Variable Rate Rev. Bonds (National Academy of Sciences Project), AMBAC insured,
    TECP:
   Series 1999-B:
     2.75% 8/3/05                                                                         2.75               4,500            4,500
     2.70% 8/5/05                                                                         2.70               3,500            3,500
   Series 1999-C:
     2.85% 7/13/05                                                                        2.85               5,000            5,000
     2.62% 8/11/05                                                                        2.62               2,000            2,000


FLORIDA -- 10.52%
Broward County, Airport System Rev. Ref. Bonds, Series 2003-K, FGIC insured,
     5.00% 10/1/05   2.41      2,630                   2,645
Indian River County Hospital Dist., Hospital Rev. Bonds, Series 1989, TECP,
     2.73% 8/5/05     2.73      1,000                   1,000
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center
     Project),
   Series 2004, TECP, 2.82% 7/14/05                                                       2.82               3,000            3,000
Jacksonville County Electric Auth., Series 1993-C1, TECP, 2.68% 8/1/05                    2.68               3,000            3,000
Municipal Power Agcy. (Initial Pooled Loan Project), Series 1995-A, TECP,
     2.45% 8/3/05       2.45      4,210                   4,210
Pinellas County Educational Facs. Auth., Rev. Ref. Program Bonds (Pooled
     Independent Higher
   Education Institutions Loan Program), Series 1985, TECP:
     2.70% 8/2/05                                                                         2.70               2,000            2,000
     2.48% 8/16/05                                                                        2.48               5,500            5,500
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial
     Hospital Project),
   Series 1985-C, TECP:
     2.70% 7/7/05                                                                         2.70               3,000            3,000
     2.85% 7/8/05                                                                         2.85               1,000            1,000
     2.82% 7/11/05                                                                        2.82               2,000            2,000
     2.45% 8/8/05                                                                         2.45               2,400            2,400
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg.
     Program):
   AMBAC/FGIC insured, TECP:
     Series 2000-A,  2.40% 7/1/05                                                         2.40               2,500            2,500
     Series 2000-D, 2.72% 7/11/05                                                         2.72               1,400            1,400
   AMBAC insured:
     Series 1986-A, 2.40% 7/1/16(1)                                                       2.40              10,600           10,600


GEORGIA -- 0.31%
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds (University of
   Georgia Athletic Association Project), Series 2001, 2.28% 9/1/31(1)                    2.28               1,300            1,300


HAWAII -- 0.48%
Dept. of Budget and Fin., Special Purpose Rev. Bonds (Gas Company Project),
   Series 2000, AMT, TECP, 2.48% 7/27/05                                                  2.48               2,000            2,000


INDIANA -- 1.92%
Indianapolis Airport Auth., Commercial Paper Notes, AMT, TECP:
   2.73% 8/9/05                                                                           2.73               4,500            4,501
   2.73% 8/10/05                                                                          2.73               3,000            3,001
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America
     Inc. Project),
   Series 2002-C, AMT, 2.36% 7/1/34(1)                                                    2.36                 600              600


LOUISIANA -- 0.38%
Parish of Plaquemines, Environmental Rev. Ref. Bonds (BP Exploration & Oil Inc.
     Project-
   The British Petroleum Co. PLC, Guarantor), Series 1995, AMT, 2.36% 5/1/25(1)           2.36               1,600            1,600


MARYLAND -- 6.97%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 1995, TECP:
   2.70% 7/6/05                                                                           2.70               2,500            2,500
   2.45% 8/1/05                                                                           2.45               5,000            5,000
   2.45% 8/3/05                                                                           2.45               4,300            4,300
   2.45% 8/5/05                                                                           2.45               2,400            2,400
   2.75% 8/8/05                                                                           2.75               2,000            2,001
Health and Higher Educational Facs. Auth., Commercial Paper Rev. Notes
   (John Hopkins University Issue), Series A, TECP:
     2.75% 7/11/05                                                                        2.75               3,400            3,400
     2.75% 7/12/05                                                                        2.75               3,000            3,000
     2.54% 8/10/05                                                                        2.54               4,500            4,500
     2.42% 8/18/05                                                                        2.42               2,229            2,229


MASSACHUSETTS -- 6.68%
G.O. Ref. Bonds, Series 2001-C, 2.43% 1/1/21(1)                                           2.43               7,900            7,900
Health and Educational Fac. Auth., Rev. Notes, Harvard University Issue,
     Series 2002-EE, TECP:
   2.85% 7/13/05                                                                          2.85               5,000            5,000
   2.80% 7/14/05                                                                          2.80               3,000            3,000
   2.85% 7/18/05                                                                          2.85               3,000            3,000
   2.47% 8/15/05                                                                          2.47               1,000            1,000
Massachusetts Bay Transportation Auth., Sales Tax Bond Anticipation Notes,
   Series B, TECP, 2.50% 9/1/05                                                           2.50               8,200            8,201


MICHIGAN -- 0.48%
Regents of the University of Michigan, Series F, TECP, 2.80% 7/19/05                      2.80               2,000            2,000


MINNESOTA -- 1.45%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation / Mayo Medical
     Center),
   Series 2000-A, TECP:
     2.40% 8/22/05                                                                        2.40               3,600            3,599
     2.48% 8/23/05                                                                        2.48               2,500            2,500


MISSOURI -- 1.95%
Curators of the University of Missouri, Capital Projects Notes, Series FY
     2005-2006, 5.00% 6/30/06                                                             2.68               8,000            8,187


NEVADA -- 4.56%
Clark County, G.O. (Limited Tax) Flood Control Commercial Paper Notes, Series
     2003-A, TECP:
   2.82% 7/25/05                                                                          2.82               5,000            5,000
   2.82% 7/26/05                                                                          2.82               5,000            5,000
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2
     Project),
   Series 1992, AMT, 2.36% 12/1/22(1)                                                     2.36                 900              900
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Commercial Paper Notes
   (SNWA Rev. Supported), Series 2004-A, TECP:
     2.60% 8/11/05                                                                        2.60               2,900            2,900
     2.40% 8/18/05                                                                        2.40               5,400            5,399


NEW MEXICO -- 2.41%
Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/06                               2.73              10,000           10,150


NEW YORK -- 3.80%
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes,
   Series CP-1 Credit Enhanced, Subseries A, TECP:
     2.50% 8/10/05                                                                        2.50               5,000            5,000
     2.42% 8/15/05                                                                        2.42               5,000            4,999
     2.45% 9/1/05                                                                         2.45               6,000            6,000


NORTH CAROLINA -- 2.96%
Capital Facs. Fin. Agcy., Duke University Issue, TECP:
   Series A-1:
     2.55% 9/2/05                                                                         2.55               4,000            4,001
     2.55% 9/6/05                                                                         2.55               3,699            3,699
     2.55% 9/7/05                                                                         2.55               3,000            3,000
   Series A-2, 2.50% 9/2/05                                                               2.50               1,775            1,775


PENNSYLVANIA -- 0.71%
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
   (Exelon Generation Co., LLC Project), Series 2001-A, AMT, TECP, 2.53% 8/4/05           2.53               3,000            3,000


SOUTH CAROLINA -- 3.26%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
   2.70% 7/7/05                                                                           2.70               6,200            6,200
   2.75% 7/13/05                                                                          2.75               1,100            1,100
   2.80% 7/14/05                                                                          2.80               2,500            2,500
   2.82% 7/19/05                                                                          2.82               1,300            1,300
   2.70% 8/9/05                                                                           2.70               2,600            2,601


TENNESSEE -- 1.38%
City of Memphis, G.O. Bonds, Series 2003-A2, TECP:
   2.72% 7/11/05                                                                          2.72               3,300            3,300
   2.62% 8/2/05                                                                           2.62               2,500            2,500


TEXAS -- 22.95%
City of Brownsville, Utilities System, Commercial Paper Notes, Series 2004-A,
     TECP, 2.50% 8/24/05                                                                  2.50               4,300            4,300
Gulf Coast Waste Disposal Auth., Pollution Control Rev. Bonds (Amoco Oil Co.
     Project), AMT:(1)
   Series 1993, 2.36% 5/1/23                                                              2.36               1,700            1,700
   Series 1994, 2.36% 6/1/24                                                              2.36                 500              500
Harris County Hospital Dist., Commercial Paper Rev. Notes, TECP:
   Series A, 2.85% 7/20/05                                                                2.85               3,500            3,500
   Series C:
     2.50% 8/9/05                                                                         2.50               4,365            4,365
     2.42% 8/18/05                                                                        2.42               2,000            2,000
     2.40% 8/19/05                                                                        2.40               4,600            4,599
   Series D, 2.68% 8/10/05                                                                2.68               1,150            1,150
City of Houston, TECP:
   Airport System Commercial Paper Notes, Series A, AMT, 2.48% 7/29/05                    2.48               5,000            5,000
   G.O. Commercial Paper Notes:
     Series A, 2.80% 7/21/05                                                              2.80               6,000            6,000
     Series B, 2.82% 7/27/05                                                              2.82               1,000            1,000
   Hotel Occupancy Tax and Parking Rev. Commercial Paper Notes, Series A:
     2.80% 7/1/05                                                                         2.80               6,200            6,200
     2.45% 8/15/05                                                                        2.45               2,800            2,800
City of San Antonio, TECP:
   Water System Rev. Ref. Bonds, Series 2005-A:
     2.65% 8/4/05                                                                         2.65               7,000            7,000
     2.42% 8/17/05                                                                        2.42               2,000            2,000
   Electric and Gas Systems, Commercial Paper Notes, Series A:
     2.75% 7/15/05                                                                        2.75               4,000            4,000
     2.60% 8/11/05                                                                        2.60               5,500            5,501
Public Fin. Auth., G.O. Commercial Paper Notes, TECP:
   Series 2002-A, 2.40% 8/17/05                                                           2.40               3,000            3,000
   Series 2002-B:
     2.50% 8/8/05                                                                         2.50               3,500            3,500
     2.45% 8/9/05                                                                         2.45               3,950            3,950
   Series 2003-A, 2.55% 7/1/05                                                            2.55               6,359            6,359
Board of Regents of The University of Texas System, Rev. Fncg. System Commercial
   Paper Notes, Series 2002-A, TECP:
     2.70% 7/5/05                                                                         2.70               4,000            4,000
     2.70% 7/8/05                                                                         2.70               5,000            5,000
     2.73% 7/8/05                                                                         2.73               3,000            3,000
     2.80% 7/22/05                                                                        2.80               3,161            3,161
     2.39% 8/16/05                                                                        2.39               3,000            2,999


UTAH -- 3.61%
Intermountain Power Agcy., Variable Rate Power Supply Rev. and Ref. Bonds, TECP:
   Series 1997-B2, 2.50% 8/26/05                                                          2.50               5,600            5,600
   Series 1998-B5:
     2.80% 7/6/05                                                                         2.80               1,000            1,000
     2.42% 8/16/05                                                                        2.42               1,000            1,000
   Series 1985-F, AMBAC insured:
     2.72% 7/12/05                                                                        2.72               4,000            4,000
     2.50% 8/9/05                                                                         2.50               2,600            2,600
     2.54% 8/10/05                                                                        2.54               1,000            1,000


VIRGINIA -- 3.97%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series
     1999-A, AMT, TECP:
   2.63% 8/3/05                                                                           2.63               4,000            4,000
   2.75% 8/8/05                                                                           2.75               2,700            2,701
   2.50% 8/24/05                                                                          2.50               2,500            2,500
Rector and Visitors of the University of Virginia, Commercial Paper General Rev.
     Pledge Notes,
   Series 2003-A, TECP:
     2.72% 7/12/05                                                                        2.72               4,500            4,500
     2.40% 8/15/05                                                                        2.40               3,000            3,000


WASHINGTON -- 3.16%
Everett Public Facs. Dist., Project Rev. Notes, Series 2002-A, TECP, 2.75% 7/28/05        2.75               2,000            2,000
Port of Seattle, Subordinate Lien Rev. Notes, Series B-1, AMT, TECP, 2.70% 7/5/05         2.70               4,800            4,800
City of Tacoma, Limited Tax G.O. Bond Anticipation Notes, Series 2002-2B, TECP:
   2.70% 8/2/05                                                                           2.70               3,500            3,500
   2.68% 8/5/05                                                                           2.68               3,000            3,000


WEST VIRGINIA -- 0.97%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),
   Series 1989-A, AMT, TECP:
     2.75% 7/5/05                                                                         2.75               2,900            2,900
     2.50% 8/10/05                                                                        2.50               1,200            1,200


WISCONSIN -- 2.73%
Transportation Rev., Series 1997-A, TECP:
   2.70% 7/6/05                                                                           2.70               3,000            3,000
   2.55% 8/1/05                                                                           2.55               3,046            3,046
   2.55% 8/1/05                                                                           2.55               1,950            1,950
   2.75% 8/1/05                                                                           2.75               1,500            1,500
   2.42% 8/16/05                                                                          2.42               1,000            1,000
   2.42% 8/16/05                                                                          2.42               1,000            1,000


WYOMING -- 3.61%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
   (PacifiCorp Project), Series 1988-A, TECP:
     2.70% 7/6/05                                                                         2.70               2,200            2,200
     2.45% 8/2/05                                                                         2.45               3,000            3,000
     2.62% 8/2/05                                                                         2.62               2,250            2,250
     2.84% 8/3/05                                                                         2.84               1,000            1,000
     2.55% 8/8/05                                                                         2.55               6,750            6,750


Total investment securities (cost: $438,763,000)                                                                            438,779
Other assets less liabilities                                                                                               (17,921)

Net assets                                                                                                                 $420,858


(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Key to abbreviations

Agcy. = Agency                                       Facs. = Facilities
AMT = Alternative Minimum Tax                        Fin. = Finance
Auth. = Authority                                    Fncg. = Financing
Certs. of Part. = Certificates of Participation      G.O. = General Obligation
Dept. = Department                                   Preref. = Prerefunded
Dev. = Development                                   Redev. = Redevelopment
Dist. = District                                     Ref. = Refunding
Econ. = Economic                                     Rev. = Revenue
Fac. = Facility                                      TECP = Tax-Exempt
                                                            Commercial Paper



Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                             $        25
Gross unrealized depreciation on investment securities                                                      (9)
Net unrealized appreciation on investment securities                                                       16
Cost of investment securities for federal income tax purposes                                          438,763



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: August 26, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: August 26, 2005